FORM N-1A

Securities Act Registration No. 333- 149064

Investment Company Act Registration No. 811-22178

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No. __

☐

Post-Effective Amendment No. 9

☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

☐

Amendment No. 10

☑

(Check appropriate box or boxes.)

Davlin Philanthropic Funds

(Exact Name of Registrant as Specified in Charter)

44 River Road, Suite A
Wayland, MA 01778

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (508) 276-1705

William E. B. Davlin
Davlin Philanthropic Funds
44 River Road, Suite A

Wayland, MA 01778

(Name and Address of Agent for Service)

With copy to:

JoAnn Strasser

Thompson Hine LLP

41 S. High  Street, 17th floor

Columbus, Ohio 43215

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☑ Immediately upon filing pursuant to paragraph (b)

☐ On July 18, 2013 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, State of Ohio, on the 23rd day of July, 2013.

DAVLIN PHILANTHROPIC FUNDS

By:  ___/s/ JoAnn M. Strasser _____________________________________

JoAnn M. Strasser, Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 23rd day of July, 2013.

Signature

      Title

William E. B. Davlin*

               Trustee, President and Principal Executive Officer,

Treasurer and Principal and Chief Financial Officer

George E. McCully*

Trustee

James F. Dwinell*

Trustee

G. Keith Funston*

Trustee

*By: ___/s/ JoAnn M. Strasser __________________

JoAnn M. Strasser

Attorney-in-Fact

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL

Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase